Group statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Profit for the year	$ 386	$ 350	$ 535
Items that may be subsequently reclassified to profit or loss:
Gains on valuation of available-for-sale financial assetsb, net of related tax charge of $3m in 2017	0	0	41
Fair value gains reclassified to profit on disposal of available-for-sale financial assets	0	0	(73)
(Losses)/gains on cash flow hedges, net of related tax credit of $nil (2018: including related tax credit of $1m)	(34)	5	0
Costs of hedging	(6)	(1)	0
Hedging losses/(gains) reclassified to financial expenses	38	(8)	0
Exchange (losses)/gains on retranslation of foreign operations, net of related tax credit of $3m (2018: including related tax credit of $2m, 2017: net of related tax credit of $1m)	(39)	44	(90)
Total items that may be subsequently reclassified to profit or loss	(41)	40	(122)
Items that will not be reclassified to profit or loss:
Gains/(losses) on equity instruments classified as fair value through other comprehensive incomeb, net of related tax charge of $2m (2018: including related tax charge of $2m)	10	(14)	0
Re-measurement (losses)/gains on defined benefit plans, net of related tax credit of $1m (2018: net of related tax charge of $4m, 2017: $nil)	(6)	8	(4)
Deferred tax charge on defined benefit plans arising from significant US tax reform	0	0	(11)
Total items that will not be reclassified to profit or loss	4	(6)	(15)
Total other comprehensive (loss)/income for the year	(37)	34	(137)
Total comprehensive income for the year	349	384	398
Attributable to:
Equity holders of the parent	348	382	396
Non-controlling interest	1	2	2
Total comprehensive income for the year	$ 349	$ 384	$ 398